Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Compass Digital Acquisition Corp [Member]
Temporary equity, shares outstanding	110,866	2,481,485
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	110,866	2,481,485
Temporary equity, redemption price per share	$ 11.67	$ 11.14
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,200,000	3,200,000
Common stock, shares outstanding	3,200,000	3,200,000
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	2,110,122	2,110,122
Common stock, shares outstanding	2,110,122	2,110,122
Titan Holdings Corp [Member]
Common stock, par value	$ 0.0001
Common stock, shares authorized	1,000
Common stock, shares issued	1,000
Common stock, shares outstanding	1,000
Key Mining Corp [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	91,118,389	77,222,388
Common stock, shares outstanding	91,118,389	77,222,388